UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  09/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
1,405	FlexShares Global Upstream Natural Resources Index Fund	$ 48,332
2,050	Guggenheim Timber ETF	48,195
2,459	iShares Core S&P Mid-Cap ETF	336,244
3,443	iShares Core S&P Small-Cap ETF	359,105
3,608	iShares S&P 500 Growth ETF	385,407
4,011	iShares S&P 500 Value ETF	361,271
1,165	SPDR Dow Jones International Real Estate ETF	48,243
604	SPDR Dow Jones REIT ETF	48,199
8,831	Vanguard FTSE All-World ex-US ETF	434,838
708	Vanguard FTSE All-World ex-US Small-Cap ETF	72,308
4,418	Vanguard FTSE Emerging Markets ETF	184,275
733	WisdomTree Emerging Markets SmallCap Dividend Fund	33,879
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,238,096)	2,360,296

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
67,144	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06%
	(Cost - $67,144) (a)	67,144

	TOTAL INVESTMENTS - 100.8% (Cost - $2,305,240) (b)	$ 2,427,440
	OTHER ASSETS AND LIABILITIES - NET - (0.8)%	(19,390)
	TOTAL NET ASSETS - 100.0%	$ 2,408,050

ETF - Exchange Traded Fund.
REIT - Real Estate Investment Trust.
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,306,789 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 123,235
	Unrealized depreciation:	(2,584)
	Net unrealized appreciation:	$ 120,651

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 48.1%
14,620	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 361,260
2,318	iShares 3-7 Year Treasury Bond ETF	281,220
1,582	iShares Floating Rate Bond ETF	80,413
2,188	iShares iBoxx $ High Yield Corporate Bond ETF	201,187
2,378	iShares iBoxx $ Investment Grade Corporate Bond ETF	281,127
6,113	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	321,238
3,311	PowerShares Senior Loan Portfolio	80,391
5,238	SPDR Barclays Short Term Corporate Bond ETF	160,754
1,365	SPDR DB International Government Inflation-Protected Bond ETF	80,166
1,798	WisdomTree Emerging Markets Local Debt Fund	80,317
		1,928,073
	EQUITY FUNDS - 49.9%
1,162	FlexShares Global Upstream Natural Resources Index Fund	39,973
1,701	Guggenheim Timber ETF	39,991
1,165	iShares Core S&P Mid-Cap ETF	159,302
1,523	iShares Core S&P Small-Cap ETF	158,849
2,620	iShares S&P 500 Growth ETF	279,868
4,881	iShares S&P 500 Value ETF	439,632
2,902	SPDR Dow Jones International Real Estate ETF	120,172
1,503	SPDR Dow Jones REIT ETF	119,939
302	Vanguard Energy ETF	39,598
6,505	Vanguard FTSE All-World ex-US ETF	320,306
784	Vanguard FTSE All-World ex-US Small-Cap ETF	80,070
3,181	Vanguard FTSE Emerging Markets ETF	132,680
362	Vanguard Materials ETF	39,867
609	WisdomTree Emerging Markets SmallCap Dividend Fund	28,148
		1,998,395
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,762,631)	3,926,468

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
89,940	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06%
	(Cost - $89,940) (a)	89,940

	TOTAL INVESTMENTS - 100.3% (Cost - $3,852,571) (b)	$ 4,016,408
	OTHER ASSETS AND LIABILITIES - NET - (0.3)%	(11,152)
	TOTAL NET ASSETS - 100.0%	$ 4,005,256

TIPS - Treasury Inflation Protected Security.
ETF - Exchange Traded Fund.
REIT - Real Estate Investment Trust.
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,885,822 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 152,618
	Unrealized depreciation:	(22,032)
	Net unrealized appreciation:	$ 130,586

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 68.1%
10,595	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 261,803
1,862	iShares 1-3 Year Treasury Bond ETF	157,358
1,080	iShares 3-7 Year Treasury Bond ETF	131,026
1,548	iShares Floating Rate Bond ETF	78,685
1,329	iShares iBoxx $ Investment Grade Corporate Bond ETF	157,114
1,011	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	104,790
4,984	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	261,909
1,035	PIMCO Enhanced Short Maturity Exchange-Traded Fund	104,897
6,480	PowerShares Senior Loan Portfolio	157,334
5,125	SPDR Barclays Short Term Corporate Bond ETF	157,286
1,338	SPDR DB International Government Inflation-Protected Bond ETF	78,581
2,931	WisdomTree Emerging Markets Local Debt Fund	130,928
		1,781,711
	EQUITY FUNDS - 29.9%
1,516	FlexShares Global Upstream Natural Resources Index Fund	52,150
761	iShares Core S&P Mid-Cap ETF	104,059
497	iShares Core S&P Small-Cap ETF	51,837
1,222	iShares S&P 500 Growth ETF	130,534
2,027	iShares S&P 500 Value ETF	182,572
1,262	SPDR Dow Jones International Real Estate ETF	52,260
653	SPDR Dow Jones REIT ETF	52,109
2,653	Vanguard FTSE All-World ex-US ETF	130,634
255	Vanguard FTSE All-World ex-US Small-Cap ETF	26,043
		782,198
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,572,211)	2,563,909

	SHORT-TERM INVESTMENT - 3.3%
	MONEY MARKET FUND - 3.3%
86,481	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06%
	(Cost - $86,481) (a)	86,481

	TOTAL INVESTMENTS - 101.3% (Cost - $2,658,692) (b)	$ 2,650,390
	OTHER LIABILITIES AND ASSETS - NET - (1.3)%	(34,475)
	TOTAL NET ASSETS - 100.0%	$ 2,615,915

TIPS - Treasury Inflation Protected Security.
ETF - Exchange Traded Fund.
REIT - Real Estate Investment Trust.
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,661,764 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 15,143
	Unrealized depreciation:	(26,517)
	Net unrealized depreciation:	$ (11,374)

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 13.1%
6,791	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 167,806
2,440	iShares iBoxx $ High Yield Corporate Bond ETF	224,358
3,195	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	167,897
3,762	WisdomTree Emerging Markets Local Debt Fund	168,049
		728,110
	EQUITY FUNDS - 84.9%
4,864	FlexShares Global Upstream Natural Resources Index Fund	167,322
4,741	Guggenheim Timber ETF	111,461
4,467	iShares Core S&P Mid-Cap ETF	610,818
6,368	iShares Core S&P Small-Cap ETF	664,182
6,779	iShares S&P 500 Growth ETF	724,133
7,421	iShares S&P 500 Value ETF	668,409
4,044	SPDR Dow Jones International Real Estate ETF	167,462
1,394	SPDR Dow Jones REIT ETF	111,241
421	Vanguard Energy ETF	55,202
19,276	Vanguard FTSE All-World ex-US ETF	949,150
1,091	Vanguard FTSE All-World ex-US Small-Cap ETF	111,424
6,719	Vanguard FTSE Emerging Markets ETF	280,249
504	Vanguard Materials ETF	55,505
1,212	WisdomTree Emerging Markets SmallCap Dividend Fund	56,019
		4,732,577
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,902,518)	5,460,687

	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
163,794	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06%
	(Cost - $163,794) (a)	163,794

	TOTAL INVESTMENTS - 100.9% (Cost - $5,066,312) (b)	$ 5,624,481
	OTHER ASSETS AND LIABILITIES - NET - (0.9)%	(53,524)
	TOTAL NET ASSETS - 100.0%	$ 5,570,957

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,068,200 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 585,193
	Unrealized depreciation:	(28,912)
	Net unrealized appreciation:	$ 556,281

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 33.1%
6,526	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 161,258
1,466	iShares iBoxx $ High Yield Corporate Bond ETF	134,799
1,592	iShares iBoxx $ Investment Grade Corporate Bond ETF	188,206
2,559	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	134,476
2,218	PowerShares Senior Loan Portfolio	53,853
2,631	SPDR Barclays Short Term Corporate Bond ETF	80,745
1,371	SPDR DB International Government Inflation-Protected Bond ETF	80,519
1,205	WisdomTree Emerging Markets Local Debt Fund	53,827
		887,683
	EQUITY FUNDS - 64.9%
1,556	FlexShares Global Upstream Natural Resources Index Fund	53,526
2,277	Guggenheim Timber ETF	53,532
1,560	iShares Core S&P Mid-Cap ETF	213,314
2,039	iShares Core S&P Small-Cap ETF	212,668
2,505	iShares S&P 500 Growth ETF	267,584
2,970	iShares S&P 500 Value ETF	267,508
1,941	SPDR Dow Jones International Real Estate ETF	80,377
670	SPDR Dow Jones REIT ETF	53,466
202	Vanguard Energy ETF	26,486
6,533	Vanguard FTSE All-World ex-US ETF	321,685
524	Vanguard FTSE All-World ex-US Small-Cap ETF	53,516
2,129	Vanguard FTSE Emerging Markets ETF	88,801
242	Vanguard Materials ETF	26,651
407	WisdomTree Emerging Markets SmallCap Dividend Fund	18,812
		1,737,926
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,571,619)	2,625,609

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
63,127	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06%
	(Cost - $63,127) (a)	63,127

	TOTAL INVESTMENTS - 100.4% (Cost - $2,634,746) (b)	$ 2,688,736
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(10,254)
	TOTAL NET ASSETS - 100.0%	$ 2,678,482

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,649,157 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 66,838
	Unrealized depreciation:	(27,259)
	Net unrealized appreciation:	$ 39,579

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 43.5%
2,151,703	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 53,168,581
341,281	iShares 3-7 Year Treasury Bond ETF			41,404,211
232,846	iShares Floating Rate Bond ETF			11,835,562
322,251	iShares iBoxx $ High Yield Corporate Bond ETF			29,630,979
349,952	iShares iBoxx $ Investment Grade Corporate Bond ETF			41,371,325
900,123	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund			47,301,464
487,061	PowerShares Senior Loan Portfolio			11,825,841
770,969	SPDR Barclays Short Term Corporate Bond ETF			23,661,039
201,264	SPDR DB International Government Inflation-Protected Bond ETF			11,820,235
265,047	WisdomTree Emerging Markets Local Debt Fund			11,839,650
				283,858,887	43.46%
	EQUITY FUNDS - 44.7%
171,761	FlexShares Global Upstream Natural Resources Index Fund			5,908,578
250,479	Guggenheim Timber ETF			5,888,761
171,836	iShares Core S&P Mid-Cap ETF			23,496,855
224,560	iShares Core S&P Small-Cap ETF			23,421,608
385,915	iShares S&P 500 Growth ETF			41,223,440
692,172	iShares S&P 500 Value ETF			62,343,932
427,644	SPDR Dow Jones International Real Estate ETF			17,708,738
221,230	SPDR Dow Jones REIT ETF			17,654,154
44,796	Vanguard Energy ETF			5,873,651
959,938	Vanguard FTSE All-World ex-US ETF			11,797,343
115,513	Vanguard FTSE All-World ex-US Small-Cap ETF			47,267,347
473,905	Vanguard FTSE Emerging Markets ETF			19,766,578
53,289	Vanguard Materials ETF			5,868,718
85,385	WisdomTree Emerging Markets SmallCap Dividend Fund			3,946,495
				292,166,198	44.74%
	TOTAL EXCHANGE TRADED FUNDS (Cost - $545,412,720)			576,025,085	88.20%

	SHORT-TERM INVESTMENTS - 12.3%
	MONEY MARKET FUNDS - 12.1%
28,750,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.03% (a)			28,750,000
28,750,000	Federated Prime Cash Obligations Fund to yield 0.02% (a)			28,750,000
21,441,290	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (a)			21,441,290
	(Cost - $78,941,290)			78,941,290	12.09%

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.2%
$ 1,340,000	United States Treasury Bill (Cost $1,339,971) (c)	0.01%	12/18/2014	1,339,971	0.21%

	TOTAL SHORT-TERM INVESTMENTS (Cost - $80,281,261)			80,281,261	12.29%

	TOTAL INVESTMENTS - 100.5% (Cost - $625,693,981) (d)			$ 656,306,346	100.49%
	OTHER ASSETS AND LIABILITIES - NET - (0.5)%			(3,211,228)	-0.49%
	TOTAL NET ASSETS - 100.0%			$ 653,095,118	100.00%

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2014.
(b) Represents discount rate at time of purchase.
(c) All or a portion of this secuirty held as collateral for futures contracts.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $626,107,795 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 35,287,452
			Unrealized depreciation:	(5,088,901)
			Net unrealized appreciation:	$ 30,198,551

				Unrealized
Contracts				Depreciation
	OPEN LONG FUTURES CONTRACTS
67	MSCI EAFE Index Mini December 2014
	(Underlying Face Amount at Value $6,162,995)			$ (150,245)
96	MSCI Emerging Market Index Mini December 2014
	(Underlying Face Amount at Value $4,812,960)			(233,760)
54	Russell 2000 Index Mini December 2014
	(Underlying Face Amount at Value $5,921,640)			(259,740)
70	S&P 500 Index E-Mini December 2014
	(Underlying Face Amount at Value $6,879,250)			(75,775)
24	S&P Midcap 400 Index E-Mini December 2014
	(Underlying Face Amount at Value $3,276,960)			(127,920)

	NET UNREALIZED DEPRECIATION OF OPEN LONG FUTURES CONTRACTS			$ (847,440)

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)
Shares				Value
	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 38.8%
65,787	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 1,625,597
8,278	iShares 3-7 Year Treasury Bond ETF			1,004,287
7,530	iShares Floating Rate Bond ETF			382,750
11,721	iShares iBoxx $ High Yield Corporate Bond ETF			1,077,746
12,730	iShares iBoxx $ Investment Grade Corporate Bond ETF			1,504,941
30,463	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund			1,600,831
17,723	PowerShares Senior Loan Portfolio			430,314
25,708	SPDR Barclays Short Term Corporate Bond ETF			788,978
6,913	SPDR DB International Government Inflation-Protected Bond ETF			406,000
9,634	WisdomTree Emerging Markets Local Debt Fund			430,351
				9,251,795
	EQUITY FUNDS - 49.5%
8,330	FlexShares Global Upstream Natural Resources Index Fund			286,552
12,170	Guggenheim Timber ETF			286,117
8,338	iShares Core S&P Mid-Cap ETF			1,140,138
10,899	iShares Core S&P Small-Cap ETF			1,136,766
16,053	iShares S&P 500 Growth ETF			1,714,781
25,400	iShares S&P 500 Value ETF			2,287,778
15,566	SPDR Dow Jones International Real Estate ETF			644,588
7,155	SPDR Dow Jones REIT ETF			570,969
1,634	Vanguard Energy ETF			214,250
40,748	Vanguard FTSE All-World ex-US ETF			2,006,432
4,201	Vanguard FTSE All-World ex-US Small-Cap ETF			429,048
17,234	Vanguard FTSE Emerging Markets ETF			718,830
1,940	Vanguard Materials ETF			213,652
3,109	WisdomTree Emerging Markets SmallCap Dividend Fund			143,698
				11,793,599
	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,196,570)			21,045,394

	SHORT-TERM INVESTMENTS - 13.1%
	MONEY MARKET FUND - 12.9%
3,082,918	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06%
	(Cost - $3,082,918) (a)			3,082,918

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.2%
$ 40,000	United States Treasury Bill (Cost $39,999) (c)	0.01%	12/18/2014	39,999

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,122,917)			3,122,917

	TOTAL INVESTMENTS - 101.4% (Cost - $24,319,487) (d)			$ 24,168,311
	OTHER ASSETS AND LIABILITIES - NET - (1.4)%			(321,567)
	TOTAL NET ASSETS - 100.0%			$ 23,846,744

ETF - Exchange Traded Fund.
REIT - Real Estate Investment Trust.
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2014.
(b) Represents discount rate at time of purchase.
(c) All or a portion of this security may be held as collateral for futures contracts.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,319,487 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 126,941
		Unrealized depreciation:	(278,117)
		Net unrealized depreciation:	$ (151,176)

			Unrealized
Contracts			Depreciation
	OPEN LONG FUTURES CONTRACTS
3	MSCI EAFE Index Mini December 2014
	(Underlying Face Amount at Value $275,955)		$ (8,850)
3	MSCI Emerging Market Index Mini December 2014
	(Underlying Face Amount at Value $150,405)		(9,135)
2	Russell 2000 Index Mini December 2014
	(Underlying Face Amount at Value $219,320)		(6,510)
3	S&P 500 Index E-Mini December 2014
	(Underlying Face Amount at Value $294,825)		(3,248)
1	S&P Midcap 400 Index E-Mini December 2014
	(Underlying Face Amount at Value $136,540)		(410)

	NET UNREALIZED DEPRECIATION OF OPEN LONG FUTURES CONTRACTS		$ (28,153)

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 11.8%
1,368,839	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 33,824,012
491,814	iShares iBoxx $ High Yield Corporate Bond ETF			45,222,297
643,762	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund			33,829,693
757,946	WisdomTree Emerging Markets Local Debt Fund			33,857,448
				146,733,450
	EQUITY FUNDS - 76.5%
983,591	FlexShares Global Upstream Natural Resources Index Fund			33,835,530
957,451	Guggenheim Timber ETF (a)			22,509,673
902,609	iShares Core S&P Mid-Cap ETF			123,422,755
1,287,204	iShares Core S&P Small-Cap ETF			134,255,377
1,368,541	iShares S&P 500 Growth ETF			146,187,550
1,499,118	iShares S&P 500 Value ETF			135,025,558
816,616	SPDR Dow Jones International Real Estate ETF			33,816,069
281,505	SPDR Dow Jones REIT ETF			22,464,099
85,836	Vanguard Energy ETF			11,254,816
3,894,116	Vanguard FTSE All-World ex-US ETF			191,746,272
220,353	Vanguard FTSE All-World ex-US Small-Cap ETF			22,504,652
1,356,284	Vanguard FTSE Emerging Markets ETF			56,570,606
101,642	Vanguard Materials ETF			11,193,833
244,760	WisdomTree Emerging Markets SmallCap Dividend Fund			11,312,807
				956,099,597
	TOTAL EXCHANGE TRADED FUNDS (Cost - $979,742,607)			1,102,833,047

	SHORT-TERM INVESTMENTS - 12.3%
	MONEY MARKET FUNDS - 11.9%
40,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.03% (b)			40,000,000
40,000,000	Federated Prime Cash Obligations Fund to yield 0.02% (b)			40,000,000
69,139,388	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (b)			69,139,388
	(Cost - $149,139,388)			149,139,388

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 0.4%
$ 4,880,000	United States Treasury Bill (Cost $4,879,894) (c)	0.01%	12/18/2014	4,879,894

	TOTAL SHORT-TERM INVESTMENTS (Cost - $154,019,282)			154,019,282

	TOTAL INVESTMENTS - 100.6% (Cost - $1,133,761,889) (e)			$ 1,256,852,329
	OTHER ASSETS AND LIABILITIES - NET - (0.6)%			(7,245,064)
	TOTAL NET ASSETS - 100.0%			$ 1,249,607,265

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Affiliated company - TOPS Managed Risk Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2014.
(c) All or a portion of this secuirty may be held as collateral for futures contracs.
(d) Represents discount rate at time of purchase.
(e) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,134,098,713 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 128,084,640
		Unrealized depreciation:	(5,331,024)
		Net unrealized appreciation:	$ 122,753,616

			Unrealized
Contracts			Depreciation
	OPEN LONG FUTURES CONTRACTS
228	MSCI EAFE Index Mini December 2014
	(Underlying Face Amount at Value $20,972,580)		$ (581,000)
342	MSCI Emerging Market Index Mini December 2014
	(Underlying Face Amount at Value $17,146,170)		(832,770)
196	Russell 2000 Index Mini December 2014
	(Underlying Face Amount at Value $21,493,360)		(942,760)
248	S&P 500 Index E-Mini December 2014
	(Underlying Face Amount at Value $24,372,200)		(268,460)
108	S&P Midcap 400 Index E-Mini December 2014
	(Underlying Face Amount at Value $14,746,320)		(575,600)

	NET UNREALIZED DEPRECIATION OF OPEN LONG FUTURES CONTRACTS		$ (3,200,590)

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 29.8%
2,351,734	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 58,111,347
528,044	iShares iBoxx $ High Yield Corporate Bond ETF			48,553,646
573,496	iShares iBoxx $ Investment Grade Corporate Bond ETF			67,798,697
921,942	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund			48,448,052
798,764	PowerShares Senior Loan Portfolio			19,393,990
947,588	SPDR Barclays Short Term Corporate Bond ETF			29,081,476
495,165	SPDR DB International Government Inflation-Protected Bond ETF			29,081,040
434,355	WisdomTree Emerging Markets Local Debt Fund			19,402,638
				319,870,886
	EQUITY FUNDS - 58.4%
563,123	FlexShares Global Upstream Natural Resources Index Fund			19,371,431
822,471	Guggenheim Timber ETF (a)			19,336,293
563,282	iShares Core S&P Mid-Cap ETF			77,023,181
736,013	iShares Core S&P Small-Cap ETF			76,766,156
903,895	iShares S&P 500 Growth ETF			96,554,064
1,072,083	iShares S&P 500 Value ETF			96,562,516
700,988	SPDR Dow Jones International Real Estate ETF			29,027,913
241,609	SPDR Dow Jones REIT ETF			19,280,398
73,478	Vanguard Energy ETF			9,634,436
2,359,363	Vanguard FTSE All-World ex-US ETF			116,175,034
189,172	Vanguard FTSE All-World ex-US Small-Cap ETF			19,320,136
776,255	Vanguard FTSE Emerging Markets ETF			32,377,596
87,314	Vanguard Materials ETF			9,615,891
140,079	WisdomTree Emerging Markets SmallCap Dividend Fund			6,474,451
				627,519,496
	TOTAL EXCHANGE TRADED FUNDS (Cost - $877,928,284)			947,390,382

	SHORT-TERM INVESTMENTS - 12.3%
	MONEY MARKET FUNDS - 12.0%
35,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.03% (b)			35,000,000
35,000,000	Federated Prime Cash Obligations Fund to yield 0.02% (b)			35,000,000
58,476,127	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (b)			58,476,127
	(Cost - $128,476,127)			128,476,127

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 0.3%
$ 3,120,000	United States Treasury Bill (Cost $3,119,932) (c)	0.01%	12/18/2014	3,119,932

	TOTAL SHORT-TERM INVESTMENTS (Cost - $131,596,059)			131,596,059

	TOTAL INVESTMENTS - 100.5% (Cost - $1,009,524,343) (e)			$ 1,078,986,441
	OTHER ASSETS AND LIABILITIES - NET - (0.5)%			(5,400,248)
	TOTAL NET ASSETS - 100.0%			$ 1,073,586,193

TIPS - Treasury Inflation Protected Security.
ETF - Exchange Traded Fund.
REIT - Real Estate Investment Trust.
(a) Affiliated company - TOPS Managed Risk Moderate Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2014.
(c) All or a portion of this security held as collateral for futures contracts.
(d) Represents discount rate at time of purchase.
(e) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,010,211,242 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 74,605,294
		Unrealized depreciation:	(5,830,095)
		Net unrealized appreciation:	$ 68,775,199

			Unrealized
Contracts			Depreciation
	OPEN LONG FUTURES CONTRACTS
156	MSCI EAFE Index Mini December 2014
	(Underlying Face Amount at Value $14,349,660)		$ (420,440)
217	MSCI Emerging Market Index Mini December 2014
	(Underlying Face Amount at Value $10,879,295)		(527,310)
116	Russell 2000 Index Mini December 2014
	(Underlying Face Amount at Value $12,720,560)		(557,380)
145	S&P 500 Index E-Mini December 2014
	(Underlying Face Amount at Value $14,249,875)		(156,963)
80	S&P Midcap 400 Index E-Mini December 2014
	(Underlying Face Amount at Value $10,923,200)		(436,000)

	NET UNREALIZED DEPRECIATION OF OPEN LONG FUTURES CONTRACTS		$ (2,098,093)

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 2,360,296	$ -	$ -	$ 2,360,296
Short-Term Investment	67,144	-	-	67,144
Total	$ 2,427,440	$ -	$ -	$ 2,427,440

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,928,073	$ -	$ -	$ 1,928,073
Equity Funds	1,998,395	-	-	1,998,395
Short-Term Investment	89,940	-	-	89,940
Total	$ 4,016,408	$ -	$ -	$ 4,016,408

Conservative ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,781,711	$ -	$ -	$ 1,781,711
Equity Funds	782,198	-	-	782,198
Short-Term Investment	86,481	-	-	86,481
Total	$ 2,650,390	$ -	$ -	$ 2,650,390

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 728,110	$ -	$ -	$ 728,110
Equity Funds	4,732,577	-	-	4,732,577
Short-Term Investments	163,794	-	-	163,794
Total	$ 5,624,481	$ -	$ -	$ 5,624,481

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 887,683	$ -	$ -	$ 887,683
Equity Funds	1,737,926	-	-	1,737,926
Short-Term Investment	63,127	-	-	63,127
Total	$ 2,688,736	$ -	$ -	$ 2,688,736

Managed Risk Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 283,858,887	$ -	$ -	$ 283,858,887
Equity Funds	292,166,198	-	-	292,166,198
Short-Term Investments	80,281,261	-	-	80,281,261
Total	$ 656,306,346	$ -	$ -	$ 656,306,346
Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 847,440	$ -	$ -	$ 847,440
Total	$ 847,440	$ -	$ -	$ 847,440

Managed Risk Flex ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 9,251,795	$ -	$ -	$ 9,251,795
Equity Funds	11,793,599	-	-	11,793,599
Short-Term Investment	3,122,917	-	-	3,122,917
Total	$ 24,168,311	$ -	$ -	$ 24,168,311

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 28,153	$ -	$ -	$ 28,153
Total	$ 28,153	$ -	$ -	$ 28,153

Managed Risk Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 146,733,450	$ -	$ -	$ 146,733,450
Equity Funds	956,099,597	-	-	956,099,597
Short-Term Investments	154,019,282	-	-	154,019,282
Total	$ 1,256,852,329	$ -	$ -	$ 1,256,852,329

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 3,200,590	$ -	$ -	$ 3,200,590
Total	$ 3,200,590	$ -	$ -	$ 3,200,590

Managed Risk Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 319,870,886	$ -	$ -	$ 319,870,886
Equity Funds	627,519,496	-	-	627,519,496
Short-Term Investments	131,596,059	-	-	131,596,059
Total	$ 1,078,986,441	$ -	$ -	$ 1,078,986,441

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 2,098,093	$ -	$ -	$ 2,098,093
Total	$ 2,098,093	$ -	$ -	$ 2,098,093

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.  It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, Managed Risk Moderate Growth ETF Portfolio and Managed Risk Flex ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract.   If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Portfolio of Investments at September 30, 2014 is a reflection of the volume of derivative activity for the respective Portfolio.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/25/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/25/2014